CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares		Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares		Mar. 31, 2022 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
Cost of revenues	115,557		1,387	106,536		100,551
Gross profit	163,607		1,963	139,343		113,840
Selling, general and administrative expenses	77,201		926	68,026		62,081
Research and development expenses	22,873		274	19,381		17,482
Impairment of non-current assets, net	3		1	699		7,562
Other income, net	(4,199)		(50)	(5,907)		(2,761)
Total operating expenses	95,878		1,150	82,199		84,364
Results from operating activities (A)	67,729		813	57,144		29,476
Finance income	5,705		68	4,281		3,077
Finance expense	(1,711)		(21)	(1,428)		(958)
Finance income, net (B)	3,994		48	2,853		2,119
Share of profit of equity accounted investees, net of tax (C)	147		2	370		703
Profit before tax [(A)+(B)+(C)]	71,870		862	60,367		32,298
Tax expense, net	16,186		194	15,300		8,730
Profit for the year	₨ 55,684		$ 668	₨ 45,067		₨ 23,568
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 334.65		$ 4.02	₨ 271.43		₨ 142.08
Diluted earnings per share of Rs.5/- each | (per share)	₨ 334.02		$ 4.01	₨ 270.85		₨ 141.69

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)